Prospectus Supplement dated April 15, 1997 to Class A share
                               Prospectus:

               PUTNAM ASSET ALLOCATION:  BALANCED PORTFOLIO
                     Prospectus dated January 30, 1997

             PUTNAM ASSET ALLOCATION:  CONSERVATIVE PORTFOLIO
                     Prospectus dated January 30, 1997

                PUTNAM ASSET ALLOCATION:  GROWTH PORTFOLIO
                     Prospectus dated January 30, 1997

                      PUTNAM BALANCED RETIREMENT FUND
                    Prospectus dated February 28, 1997

               PUTNAM CAPITAL APPRECIATION FUND
               Prospectus dated September 30, 1996

                  PUTNAM CONVERTIBLE INCOME-GROWTH TRUST
                    Prospectus dated February 28, 1997

                      PUTNAM DIVERSIFIED INCOME TRUST
                     Prospectus dated January 30, 1997

                        PUTNAM FEDERAL INCOME TRUST
                    Prospectus dated February 28, 1997

                     THE GEORGE PUTNAM FUND OF BOSTON
                    Prospectus dated November 30, 1996

                   THE PUTNAM FUND FOR GROWTH AND INCOME
                    Prospectus dated February 28, 1997

                  PUTNAM GLOBAL GOVERNMENTAL INCOME TRUST
                    Prospectus dated February 28, 1997

                         PUTNAM GLOBAL GROWTH FUND
                    Prospectus dated February 28, 1997

                     PUTNAM GROWTH AND INCOME FUND II
                      Prospectus dated March 30, 1997

                     PUTNAM HIGH YIELD ADVANTAGE FUND
                      Prospectus dated March 30, 1997

                          PUTNAM HIGH YIELD TRUST
                    Prospectus dated December 30, 1996

                            PUTNAM INCOME FUND
                    Prospectus dated February 28, 1997

              PUTNAM INTERMEDIATE U.S. GOVERNMENT INCOME FUND
                      Prospectus dated March 30, 1997

                     PUTNAM INTERNATIONAL GROWTH FUND
                     Prospectus dated October 30, 1996

                PUTNAM INTERNATIONAL NEW OPPORTUNITIES FUND
                    Prospectus dated December 31, 1996

                           PUTNAM INVESTORS FUND
                    Prospectus dated November 30, 1996

                       PUTNAM NEW OPPORTUNITIES FUND
                     Prospectus dated October 30, 1996

                     PUTNAM OTC & EMERGING GROWTH FUND
                    Prospectus dated December 16, 1996

                    PUTNAM U.S. GOVERNMENT INCOME TRUST
                     Prospectus dated January 30, 1997

                             PUTNAM VISTA FUND
                    Prospectus dated November 30, 1996

                            PUTNAM VOYAGER FUND
                    Prospectus dated November 30, 1996


     Effective April 15, 1997, the prospectus is modified as follows:

1. The section of the prospectus entitled "How to buy shares" is replaced by the following:



     All
      orders to purchase shares must be made through your employer's retirement plan. For more information about how to purchase shares of the fund through your employer's plan or limitations on the amount that may be purchased, please consult your employer. Shares are sold to eligible employer-sponsored retirement plans at the net asset value per share next determined after receipt of an order by Putnam Mutual Funds. Orders must be received by Putnam Mutual Funds before the close of regular trading on the New York Stock Exchange in order to receive that day's net asset value. A class A qualified benefit plan (an employer-sponsored retirement plan for which Putnam Fiduciary Trust Company provides recordkeeping or other services) is eligible to purchase fund shares at net asset value beginning two years after the plan's initial purchase of class A shares.
     A class A qualified benefit plan
     that initially invested at least $20 million in Putnam funds and other investments managed by Putnam Management or its affiliates and that received a proposal from Putnam Mutual Funds on or before April 15, 1997 may purchase fund shares at net asset value without regard to this two-year period. An employer-
     sponsored retirement plan, other than a class A qualified benefit plan, is eligible to purchase fund shares at net asset value if its investment in class A shares is at least $1 million, or it has at least 200 eligible employees, and the dealer of record waives its commission with the consent of Putnam Mutual Funds. Employer-sponsored retirement plans participating in a "multi-fund" program approved by Putnam Mutual Funds may include amounts invested in other mutual funds participating in such program for purposes of determining whether the plan may purchase class A shares at net asset value. Employer-sponsored plans may make additional investments of any amount at any time. To eliminate the need for safekeeping, the fund will not issue certificates for your shares.

     On sales at net asset value to a class A qualified retirement plan, Putnam Mutual Funds pays commissions to the dealer of record on net monthly purchases at rates of up to 1.00%. See the SAI for information about the rates at which these sales commissions are paid. Putnam Mutual Funds will from time to time, at its expense, provide additional promotional incentives or payments to dealers that sell shares of the Putnam funds. These incentives or payments may include payments for travel expenses, including lodging, incurred in connection with trips taken by invited registered representatives and their guests to locations within and outside the United States for meetings or seminars of a business nature. In some instances, these incentives or payments may be offered only to certain dealers who sold or may sell significant amounts of shares. Certain dealers may not sell all classes of shares.

2.   The third, fifth and sixth paragraphs under the heading
     "Distribution plan" are replaced by the following:



     For
      a description of the service fees paid to qualifying dealers by Putnam Mutual Funds with respect to shares purchased by eligible employer-sponsored retirement plans, see the
     SAI.





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